As filed with the Securities and Exchange Commission on 3/2/20

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2020

Date of reporting period:  December 31, 2019

Item 1. Schedules of Investments.

Scharf Fund
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 92.29%	Value
	Banks - 3.26%
224,311	Wells Fargo & Co.	$12,067,932
	Beverages - 3.45%
120,153	Heineken N.V. (b)	12,792,959
	Chemicals - 2.01%
12,768	Sherwin-Williams Co.	7,450,639
	Communications Equipment - 1.65%
37,889	Motorola Solutions, Inc.	6,105,433
	Diversified Financial Services - 5.04%
82,512	Berkshire Hathaway, Inc. - Class B (a)	18,688,968
	Diversified Telecommunication Services - 1.83%
173,459	AT&T, Inc.	6,778,778
	Food & Staples Retailing - 4.21%
210,273	CVS Health Corp.	15,621,181
	Food Products - 1.99%
89,225	Danone (b)	7,396,217
	Health Care Providers & Services - 3.99%
107,037	McKesson Corp.	14,805,358
	Health Care Technology - 1.61%
81,093	Cerner Corp.	5,951,415
	Hotels, Restaurants & Leisure - 1.75%
258,905	Compass Group plc (b)	6,481,713
	Insurance - 4.61%
82,082	Aon plc	17,096,860
	Interactive Media & Services - 2.58%
7,165	Alphabet, Inc. - Class C (a) (e)	9,579,748
	Internet & Direct Marketing Retail - 4.93%
8,894	Booking Holdings, Inc. (a)	18,265,875
	Internet Media - 1.19%
34,769	Baidu, Inc. - ADR (a)	4,394,802
	IT Services - 3.94%
235,314	Cognizant Technology Solutions Corp. - Class A	14,594,174
	Media - 7.25%
377,551	Comcast Corp. - Class A	16,978,468
78,782	Liberty Broadband Corp. (a)	9,906,837
		26,885,305
	Pharmaceutical Preparation and Manufacturing - 3.99%
101,494	Johnson & Johnson	14,804,930
	Pharmaceuticals - 12.46%
98,525	Allergan plc	18,835,024
123,260	Novartis AG - ADR	11,671,490
48,355	Roche Holdings AG (b)	15,688,644
		46,195,158
	Road & Rail - 4.59%
111,058	Kansas City Southern	17,009,643
	Software - 10.86%
163,493	Microsoft Corp.	25,782,846
273,377	Oracle Corp.	14,483,513
		40,266,359
	Specialty Retail - 3.25%
75,348	Advance Auto Parts, Inc.	12,067,736
	Trading Companies & Distributors - 1.85%
38,085	Watsco, Inc.	6,861,013
	TOTAL COMMON STOCKS (Cost $259,707,383)	342,162,196

	PREFERRED STOCK - 2.53%
	Semiconductors & Semiconductor Equipment - 2.53%
238,560	Samsung Electronics Co., Ltd., 2.34% (b)	9,365,406
	TOTAL PREFERRED STOCK (Cost $3,864,938)	9,365,406

	SHORT-TERM INVESTMENTS - 5.07%
	Money Market Fund - 1.09%
4,026,175	First American Treasury Obligations Fund, Class Z, 1.49% (c)	4,026,175
	TOTAL MONEY MARKET FUND (Cost $4,026,175)	4,026,175

Principal Amount
	U.S. Treasury Bills - 3.98%
$2,928,000	1.30%, 1/16/2020 (d)	2,926,414
11,880,000	1.50%, 4/2/2020 (d)	11,834,355
	TOTAL U.S. TREASURY BILLS (Cost $14,756,852)	14,760,769
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,783,027)	18,786,944

	Total Investments in Securities (Cost $282,355,348) - 99.89%	370,314,546
	Other Assets in Excess of Liabilities - 0.11%	422,332
	TOTAL NET ASSETS - 100.00%	$370,736,878

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2019.
(d)	Rate shown is the discount rate at December 31, 2019.
(e)	Non-voting shares.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Multi-Asset Opportunity Fund
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 65.72%	Value
	Banks - 2.22%
19,800	Wells Fargo & Co.	$1,065,240
	Beverages - 2.34%
10,545	Heineken N.V. (b)	1,122,750
	Chemicals - 1.43%
1,175	Sherwin-Williams Co.	685,660
	Communications Equipment - 1.16%
3,436	Motorola Solutions, Inc.	553,677
	Diversified Financial Services - 3.54%
7,485	Berkshire Hathaway, Inc. - Class B (a)	1,695,352
	Diversified Telecommunication Services - 1.28%
15,735	AT&T, Inc.	614,924
	Food & Staples Retailing - 2.87%
18,511	CVS Health Corp.	1,375,182
	Food Products - 1.32%
7,600	Danone (b)	629,994
	Health Care Providers & Services - 2.78%
9,641	McKesson Corp.	1,333,543
	Health Care Technology - 1.08%
7,078	Cerner Corp.	519,454
	Hotels, Restaurants & Leisure - 3.07%
23,495	Compass Group plc (b)	588,200
207,550	Domino's Pizza Group plc (b)	880,302
		1,468,502
	Insurance - 3.22%
7,409	Aon plc	1,543,221
	Interactive Media & Services - 1.82%
652	Alphabet, Inc. - Class C (a) (g)	871,737
	Internet & Direct Marketing Retail - 3.39%
792	Booking Holdings, Inc. (a)	1,626,554
	Internet Media - 0.82%
3,090	Baidu, Inc. - ADR (a)	390,576
	IT Services - 2.78%
21,462	Cognizant Technology Solutions Corp. - Class A	1,331,073
	Media - 5.02%
33,307	Comcast Corp. - Class A	1,497,816
7,197	Liberty Broadband Corp. (a)	905,023
		2,402,839
	Pharmaceutical Preparation and Manufacturing - 2.77%
9,110	Johnson & Johnson	1,328,876
	Pharmaceuticals - 8.36%
8,001	Allergan plc	1,529,551
11,361	Novartis AG - ADR	1,075,773
4,318	Roche Holdings AG (b)	1,400,963
		4,006,287
	Road & Rail - 3.25%
10,175	Kansas City Southern	1,558,403
	Software - 7.65%
14,844	Microsoft Corp.	2,340,899
24,984	Oracle Corp.	1,323,652
		3,664,551
	Specialty Retail - 2.24%
6,694	Advance Auto Parts, Inc.	1,072,111
	Trading Companies & Distributors - 1.31%
3,485	Watsco, Inc.	627,823
	TOTAL COMMON STOCKS (Cost $23,191,195)	31,488,329

	PREFERRED STOCKS - 8.65%
	Closed-End Funds - 6.58%
38,400	Gabelli Equity Trust, Inc. - Series K, 5.00%	965,376
42,653	GDL Fund - Series C, 4.00%	2,184,260
		3,149,636
	Semiconductors & Semiconductor Equipment - 2.07%
25,280	Samsung Electronics Co., Ltd., 2.34% (b)	992,444
	TOTAL PREFERRED STOCKS (Cost $3,492,994)	4,142,080

	EXCHANGE-TRADED FUND - 1.69%
5,675	SPDR Gold Shares (a)	810,957
	TOTAL EXCHANGE-TRADED FUND (Cost $687,810)	810,957

Principal Amount	CORPORATE BONDS - 7.65%
	Beverages - 0.51%
	Coca-Cola European Partners US LLC
$85,000	4.50%, 9/1/2021	87,366
	Keurig Dr. Pepper, Inc.
150,000	4.057%, 5/25/2023	158,299
		245,665
	Biotechnology - 0.32%
	AbbVie, Inc.
150,000	2.30%, 11/21/2022 (d)	150,863
	Chemicals - 0.11%
	DuPont de Nemours, Inc.
50,000	4.205%, 11/15/2023	53,529
	Computer and Electronic Product Manufacturing - 0.21%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	99,645
	Health Care Providers & Services - 0.32%
	McKesson Corp.
150,000	2.70%, 12/15/2022	152,039
	Internet & Direct Marketing Retail - 0.58%
	eBay, Inc.
125,000	2.875%, 8/1/2021	126,530
150,000	2.60%, 7/15/2022	150,920
		277,450
	Petroleum and Coal Products Manufacturing - 1.25%
557,000	Murphy Oil USA, Inc.
	5.625%, 5/1/2027	598,969
	Road & Rail - 0.16%
	Burlington Northern Santa Fe LLC
75,000	3.05%, 9/1/2022	77,117
	Securities and Commodity Contracts Intermediation and Brokerage - 3.66%
	Goldman Sachs Group, Inc.
2,001,000	4.00%, (3 Month LIBOR + 0.7675%), 6/1/2043 (c)	1,753,917
	Specialty Retail - 0.53%
	Advance Auto Parts, Inc.
150,000	4.50%, 12/1/2023	160,874
	L Brands, Inc.
90,000	6.625%, 4/1/2021	94,536
		255,410
	TOTAL CORPORATE BONDS (Cost $3,302,528)	3,664,604

	MUNICIPAL BONDS - 8.10%
	California Health Facilities Financing Authority, Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	10,463
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
80,000	7.11%, 2/1/2021, Series 2011B	82,302
145,000	7.875%, 2/1/2026, Series 2011B	153,102
	California State, General Obligation, Highway Safety, Traffic Reduction, Air Quality and Port Security Bonds
90,000	6.509%, 4/1/2039, Series 2009B	96,119
	California State, General Obligation, Various Purpose
405,000	5.60%, 11/1/2020	417,835
745,000	6.65%, 3/1/2022, Series 2010	803,527
980,000	7.95%, 3/1/2036, Series 2010	989,290
	City of New York, General Obilgation, Build America Bonds
75,000	5.887%, 12/1/2024	87,883
35,000	5.424%, 3/1/2025	39,934
	Commonwealth of Massachusetts, Build America Bonds
185,000	4.20%, 12/1/2021	190,620
	San Francisco Bay Area Toll Authority, Revenue Bonds
100,000	2.025%, 4/1/2020	100,081
100,000	2.075%, 4/1/2021	100,248
100,000	2.128%, 4/1/2022	100,240

100,000	2.234%, 4/1/2023	100,130
	State of California, Build America Bonds
35,000	5.70%, 11/1/2021	37,470
15,000	4.988%, 4/1/2039	16,340
	State of Connecticut, Build America Bonds
100,000	4.807%, 4/1/2022	100,741
240,000	5.20%, 12/1/2022	260,124
25,000	5.30%, 12/1/2023	27,821
10,000	5.027%, 4/1/2024	10,080
	State of Georgia, Economic Development Bonds
10,000	3.24%, 10/1/2020	10,119
	State of Georgia, School Construction Bonds
15,000	4.35%, 2/1/2029	15,989
	State of Illinois, Build America Bonds
20,000	5.727%, 4/1/2020	20,161
	State of Maryland, Build America Bonds
10,000	4.10%, 3/1/2020	10,039
20,000	4.20%, 3/1/2021	20,573
5,000	4.55%, 8/15/2024	5,011
	State of Michigan, General Obligation, School Loan and Refunding Bonds
40,000	6.95%, 11/1/2020, Series 2009A	41,757
	State of Ohio, Build America Bonds
35,000	4.621%, 4/1/2020	35,249
	TOTAL MUNICIPAL BONDS (Cost $4,043,268)	3,883,248

	U.S. TREASURY INFLATION INDEXED NOTE - 2.22%
1,062,656	0.125%, 4/15/2020	1,061,384
	TOTAL U.S. TREASURY INFLATION INDEXED NOTE (Cost $1,058,603)	1,061,384

	OTHER SECURITIES - 2.16%
	Independent Power and Renewable Electricity Producers - 2.16%
38,766	Tennessee Valley Authority, Series D, PAARS, Power Bond	1,035,828
	3.55%, (reset annually @ CMT 30 year index average + 94 bps if lower than current rate), 6/1/2018 (c)
	TOTAL OTHER SECURITIES (Cost $996,247)	1,035,828

Shares	SHORT-TERM INVESTMENTS - 3.69%
	Money Market Fund - 1.83%
876,781	First American Treasury Obligations Fund, Class Z, 1.49% (e)	876,781
	TOTAL MONEY MARKET FUND (Cost $876,781)	876,781

Principal Amount
	U.S Treasury Bills - 1.86%
$100,000	1.50%, 4/2/2020 (f)	99,616
800,000	1.52%, 7/16/2020 (f)	793,330
	TOTAL U.S. TREASURY BILLS (Cost $893,073)	892,946
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,769,854)	1,769,727

	Total Investments in Securities Cost ($38,542,499) - 99.88%	47,856,157
	Other Assets in Excess of Liabilities - 0.12%	56,478
	TOTAL NET ASSETS - 100.00%	$47,912,635

ADR	American Depository Receipt
CMT	Constant Maturity
LIBOR	London Interbank Offered Rate
PAARS	Putable Automatic Rate Reset Security
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of December 31, 2019.
(d)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers.".  As of December 31, 2019, the value of these investments was $150,863 or 0.32% of total net assets.

(e)	Rate shown is the 7-day annualized yield as of December 31, 2019.
(f)	Rate shown is the discount rate at December 31, 2019.
(g)	Non-voting shares.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Global Opportunity Fund
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 91.56%	Value
	Auto Components - 0.29%
10,108	Nexen Corp. (b)	$52,880
	Automobiles - 0.38%
2,800	Subaru Corp. (b)	69,926
	Beverages - 1.96%
3,419	Heineken N.V. (b)	364,029
	Diversified Financial Services - 4.75%
3,886	Berkshire Hathaway, Inc. - Class B (a)	880,179
	Food & Staples Retailing - 6.21%
15,497	CVS Health Corp.	1,151,272
	Food Products - 2.04%
4,562	Danone (b)	378,163
	Health Care Providers & Services - 3.82%
5,125	McKesson Corp.	708,890
	Hotels, Restaurants & Leisure - 6.25%
273,000	Domino's Pizza Group plc (b)	1,157,901
	Household Durables - 4.25%
11,598	Sony Corp. - ADR	788,664
	Insurance - 3.66%
64,615	AIA Group Ltd. (b)	678,299
	Interactive Media & Services - 2.06%
7,934	Tencent Holdings Ltd. - ADR	380,911
	Internet & Direct Marketing Retail - 4.38%
395	Booking Holdings, Inc. (a)	811,223
	Internet Media - 2.97%
4,358	Baidu, Inc. - ADR (a)	550,851
	IT Services - 3.70%
11,060	Cognizant Technology Solutions Corp. - Class A	685,941
	Media - 8.26%
16,491	Comcast Corp. - Class A	741,600
67,349	Grupo Televisa S.A.B. - ADR	790,004
		1,531,604
	Oil, Gas & Consumable Fuels - 0.90%
4,200	Endbridge, Inc. (b)	167,034
	Pharmaceutical Preparation and Manufacturing - 4.12%
5,239	Johnson & Johnson	764,213
	Pharmaceuticals - 12.31%
3,810	Allergan plc	728,358
7,950	Novartis AG - ADR	752,785
19,700	Roche Holding AG - ADR	801,002
		2,282,145
	Road & Rail - 3.85%
4,662	Kansas City Southern	714,032
	Software - 7.97%
4,759	Microsoft Corp.	750,494
13,720	Oracle Corp.	726,886
		1,477,380
	Specialty Retail - 3.49%
4,045	Advance Auto Parts, Inc.	647,847
	Trading Companies & Distributors - 3.94%
8,055	Ferguson plc (b)	730,876
	TOTAL COMMON STOCKS (Cost $13,942,798)	16,974,260

	PREFERRED STOCKS - 8.23%
	Auto Components - 0.53%
14,157	Nexen Corp., 2.35% (b)	41,622
19,025	Nexen Tire Corp., 3.05% (b)	56,592
		98,214
	Capital Markets - 0.37%
1,800	Korea Investment Holdings Co., Ltd., 4.20% (b)	68,952
	Containers & Packaging - 0.06%
5,450	NPC, 4.36% (b)	10,816
	Personal Products - 0.52%
1,870	AMOREPACIFIC Group, 0.96% (b)	52,473
65	LG Household & Health Care Ltd., 1.21% (b)	43,335
		95,808
	Semiconductors & Semiconductor Equipment - 6.75%
31,895	Samsung Electronics Co., Ltd., 2.34% (b)	1,252,136
	TOTAL PREFERRED STOCKS (Cost $943,937)	1,525,926

	MONEY MARKET FUND - 1.69%
312,726	First American Treasury Obligations Fund, Class Z, 1.49% (c)	312,726
	TOTAL MONEY MARKET FUND (Cost $312,726)	312,726

	Total Investments in Securities (Cost $15,199,461) - 101.48%	18,812,912
	Liabilities in Excess of Other Assets - (1.48%)	(274,735)
	TOTAL NET ASSETS - 100.00%	$18,538,177

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
% of Net
Country	Assets
United States	46.4%
Republic of Korea	8.5%
Switzerland	8.4%
United Kingdom	6.3%
China	5.0%
Japan	4.6%
Mexico	4.3%
Jersey	4.0%
Ireland	3.9%
Hong Kong	3.7%
France	2.0%
Netherlands	2.0%
Canada	0.9%
100.0%

Scharf Alpha Opportunity Fund
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 99.82%	Value
	Banks - 3.00%
10,209	Wells Fargo & Co.	$549,244
	Beverages - 3.78%
6,490	Heineken N.V. (b)	691,005
	Chemicals - 1.33%
417	Sherwin-Williams Co. (d)	243,336
	Communications Equipment - 1.62%
1,834	Motorola Solutions, Inc. (d)	295,531
	Diversified Financial Services - 5.34%
4,311	Berkshire Hathaway, Inc. - Class B (a) (d)	976,441
	Diversified Telecommunication Services - 1.92%
8,982	AT&T, Inc.	351,017
	Food & Staples Retailing - 4.94%
12,156	CVS Health Corp. (d)	903,069
	Food Products - 2.02%
4,450	Danone (b)	368,878
	Health Care Providers & Services - 4.14%
5,476	McKesson Corp. (d)	757,440
	Health Care Technology - 1.74%
4,330	Cerner Corp.	317,779
	Hotels, Restaurants & Leisure - 1.88%
13,705	Compass Group plc (b)	343,106
	Insurance - 4.69%
4,119	Aon plc (d)	857,947
	Interactive Media & Services - 2.79%
382	Alphabet, Inc. - Class C (a) (e)	510,741
	Internet & Direct Marketing Retail - 4.97%
443	Booking Holdings, Inc. (a) (d)	909,802
	Internet Media - 2.06%
2,989	Baidu, Inc. - ADR (a)	377,810
	IT Services - 3.79%
11,166	Cognizant Technology Solutions Corp. - Class A (d)	692,515
	Media - 7.96%
19,092	Comcast Corp. - Class A (d)	858,567
4,752	Liberty Broadband Corp. (a)	597,564
		1,456,131
	Pharmaceutical Preparation and Manufacturing - 4.29%
5,373	Johnson & Johnson	783,760
	Pharmaceuticals - 14.09%
4,327	Allergan plc (d)	827,193
9,545	Novartis AG - ADR (d)	903,816
2,605	Roche Holdings AG (b)	845,185
		2,576,194
	Road & Rail - 4.60%
5,494	Kansas City Southern (d)	841,461
	Semiconductors & Semiconductor Equipment - 1.34%
206	Samsung Electronics Co., Ltd. (b)	245,758
	Software - 12.18%
9,514	Microsoft Corp. (d)	1,500,358
13,712	Oracle Corp. (d)	726,462
		2,226,820
	Specialty Retail - 3.47%
3,960	Advance Auto Parts, Inc. (d)	634,234

	Trading Companies & Distributors - 1.88%
1,907	Watsco, Inc.	343,546
	TOTAL COMMON STOCKS (Cost $14,116,897)	18,253,565

	MONEY MARKET FUND - 0.60%
110,111	First American Treasury Obligations Fund, Class Z, 1.49% (c)	110,111
	TOTAL MONEY MARKET FUND (Cost $110,111)	110,111

	Total Investments in Securities (Cost $14,227,008) - 100.42%	18,363,676
	Liabilities in Excess of Other Assets - (0.42)%	(76,435)
	TOTAL NET ASSETS - 100.00%	$18,287,241

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2019.
(d)	All or a portion of the security has been segregated for open short positions.
(e)	Non-voting shares.

SCHEDULE OF SECURITIES SOLD SHORT at December 31, 2019 (Unaudited)
Shares	SECURITIES SOLD SHORT - 53.02%	Value
	Exchange-Traded Funds - 53.02%
22,924	Invesco QQQ Trust Series 1	$4,873,872
14,979	SPDR S&P 500 ETF Trust	4,821,141
	TOTAL SECURITIES SOLD SHORT (Proceeds $7,668,687)	$9,695,013

ETF	Exchange-Traded Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Funds
Notes to Schedule of Investments
December 31, 2019 (Unaudited)

Note 1 – Securities Valuation

 The Scharf Fund, the Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, preferred stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Investments in open-end mutual funds, including money market funds, are generally priced at thier net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierachy.

 Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

 Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

 The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2019:

Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$47,638,633	$-	$-	$47,638,633
Consumer Discretionary	36,815,323	-	-	36,815,323
Consumer Staples	20,189,176	-	-	20,189,176
Financials	47,853,760	-	-	47,853,760
Healthcare	97,378,042	-	-	97,378,042
Industrials	23,870,656	-	-	23,870,656
Information Technology	60,965,967	-	-	60,965,967
Materials	7,450,639	-	-	7,450,639
Total Common Stocks	342,162,196	-	-	342,162,196
Preferred Stock
Information Technology	9,365,406	-	-	9,365,406
Total Preferred Stock	9,365,406	-	-	9,365,406
Money Market Fund	4,026,175	-	-	4,026,175
U.S. Treasury Bills	-	14,760,769	-	14,760,769
Total Short-Term Investments	4,026,175	14,760,769	-	18,786,944
Total Investments in Securities	$355,553,777	$14,760,769	$-	$370,314,546

Scharf Multi-Asset Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,280,075	$-	$-	$4,280,075
Consumer Discretionary	4,167,167	-	-	4,167,167
Consumer Staples	1,752,744	-	-	1,752,744
Financials	4,303,813	-	-	4,303,813
Healthcare	8,563,343	-	-	8,563,343
Industrials	2,186,226	-	-	2,186,226
Information Technology	5,549,301	-	-	5,549,301
Materials	685,660	-	-	685,660
Total Common Stocks	31,488,329	-	-	31,488,329
Preferred Stocks
Closed-End Fund	3,149,636	-	-	3,149,636
Information Technology	992,444	-	-	992,444
Total Preferred Stocks	4,142,080	-	-	4,142,080
Exchange-Traded Fund	810,957	-	-	810,957
Fixed Income
Corporate Bonds	-	3,664,604	-	3,664,604
Municipal Bonds	-	3,883,248	-	3,883,248
Total Fixed Income	-	7,547,852	-	7,547,852
U.S. Treasury Inflation Indexed Note	-	1,061,384	-	1,061,384
Other Securities	1,035,828			1,035,828
Money Market Fund	876,781	-	-	876,781
U.S. Treasury Bills	-	892,946	-	892,946
Total Investments in Securities	$38,353,975	$9,502,182	$-	$47,856,157

Scharf Global Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,463,366	$-	$-	$2,463,366
Consumer Discretionary	3,528,442	-	-	3,528,442
Consumer Staples	742,191	-	-	742,191
Energy	167,034	-	-	167,034
Financials	1,558,478	-	-	1,558,478
Healthcare	4,906,520	-	-	4,906,520
Industrials	1,444,908	-	-	1,444,908
Information Technology	2,163,321	-	-	2,163,321
Total Common Stocks	16,974,260	-	-	16,974,260
Preferred Stocks
Consumer Discretionary	98,214	-	-	98,214
Consumer Staples	95,807	-	-	95,807
Financials	68,953	-	-	68,953
Information Technology	1,252,136	-	-	1,252,136
Materials	10,816	-	-	10,816
Total Preferred Stocks	1,525,926	-	-	1,525,926
Money Market Fund	312,726	-	-	312,726
Total Investments in Securities	$18,812,912	$-	$-	$18,812,912

Scharf Alpha Opportunity Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,695,699	$-	$-	$2,695,699
Consumer Discretionary	1,887,142	-	-	1,887,142
Consumer Staples	1,059,883	-	-	1,059,883
Financials	2,383,632	-	-	2,383,632
Healthcare	5,338,242	-	-	5,338,242
Industrials	1,185,007	-	-	1,185,007
Information Technology	3,460,624	-	-	3,460,624
Materials	243,336	-	-	243,336
Total Common Stocks	18,253,565	-	-	18,253,565
Money Market Fund	110,111	-	-	110,111
Total Investments in Securities	$18,363,676	$-	$-	$18,363,676

Liabilities:
Securities Sold Short
Exchange-Traded Funds	$9,695,013	$-	$-	$9,695,013
Total Securities Sold Short	$9,695,013	$-	$-	$9,695,013

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at December 31, 2019, the end of the reporting period.  There were no transfers between levels during the period ended December 31, 2019.

Note 2 - Leverage and Short Sales

The Scharf Alpha Opportunity Fund may use leverage in connection with its investment activities and may affect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

 With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive
  Officer/Principal Executive Officer

Date 2/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive
  Officer/Principal Executive Officer

Date 2/28/2020

By (Signature and Title)* /s/ Cheryl L. King
                                                        Cheryl L. King, Vice President/Treasurer/Principal
                                                        Financial Officer

Date 2/27/2020

* Print the name and title of each signing officer under his or her signature.